ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

March 25, 2015

CONFIDENTIAL SUBMISSION VIA EDGAR

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F. Street, N.E.

Washington, D.C. 20549

Re:	Planet Fitness, Inc.
Draft Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of Planet Fitness, Inc. (the “Company”), we are confidentially submitting a draft Registration Statement on Form S-1 to the staff of the Securities and Exchange Commission for confidential nonpublic review pursuant to Section 6(e) of the Securities Act of 1933, as amended (the “Securities Act”). The Company confirms that as of the date of this letter it is an “emerging growth company,” as defined in Section 2(a)(19) of the Securities Act.

If you have any questions regarding this filing, please call me at (617) 951-7063 or David A. Fine at (617) 951-7473.

Best regards,

/s/ Thomas J. Fraser

Thomas J. Fraser

cc:	Chris Rondeau (Planet Fitness, Inc.)
Dorvin Lively (Planet Fitness, Inc.)
David A. Fine (Ropes & Gray LLP)
D. Rhett Brandon (Simpson Thacher & Bartlett LLP)
John C. Ericson (Simpson Thacher & Bartlett LLP)